Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation	The amortized cost and fair value of the available-for-sale investments and unrealized gains and losses were as follows (in thousands):

	December 31, 2021
	Amortized Costs	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Marketable securities:
Corporate securities	$4,293	$—	$(1)	$4,292
Total marketable securities	$4,293	$—	$(1)	$4,292

Schedule of Contractual Maturity of Available-for-sale Investments
The contractual maturity of the available-for-sale investments were as follows (in thousands):

	December 31, 2021
	Less than 1 year	1 to 5 year	More than 5 years	Total
Marketable securities:
Corporate securities	$—	$4,292	$—	$4,292
Total	$—	$4,292	$—	$4,292